Shareholders' Loans	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Loans

NOTE 9:- SHAREHOLDERS’ LOANS

	December 31,
	2020	2019

Shareholders’ loan (a)	$-	$6,166
Shareholders’ convertible loans (b)	-	4,540

	$-	$10,706

a.	Shareholders’ loan:

On December 31, 2019, the Shareholders’ loan, originally granted on August 12, 2016, and amended on October 31, 2018, to Qnergy Ltd. by Ricor systems 2011 A.C.S Ltd., a related party of the Qnergy Ltd., was distributed as dividend in kind to its shareholders, E.H.I Holdings and Tene Growth Capital Investment Fund (the “Shareholders’ Loan”).

On December 31, 2019, the Shareholders’ loan in the amount of $5,484 was assigned from Qnergy Ltd. to the Company as part of the capital note settlement as described in Note 11d. The shareholders’ loan is considered to be a transaction under common control (as mention in Note 1a). Accordingly, the Company recognized the Shareholders’ loan in its financial statements at inception.

The loan has no maturity date and should be repaid in certain events such as Initial Public Offering (“IPO”), deemed liquidation or dividend distribution events as detailed in the loan agreement. The loan bears interest in an annual rate of 6%, to be paid with the repayment of the loan principal. The fair value of the interest rate for similar loans estimated by the Company is 10.39%. The accrued interest for the years ended on December 31, 2020 and 2019, was $90 and $349, respectively. The difference between the nominal interest and the fair value interest rate for the years ended on December 31, 2020 and 2019, amounted to $67 and $255, respectively, and was accounted as a capital reserve from shareholders (classified as part of the additional paid-in capital balance).

As part of the financing round, as described in Note 11, the Shareholders’ Loan in the total amount of $6,257 was converted into the Company’s series A-1 preferred shares.

b.	Shareholders’ Convertible loans:

On October 14, 2018, as amended on April 15, 2019, convertible loans were granted to Qnergy Ltd. by its shareholders - E.H.I. Holdings and Tene Growth Capital Investment Fund. The total amount of convertible loans received during 2018 and 2019 was $1,000 and $3,000, respectively (together - the “Shareholders’ Convertible Loans”). During 2018 and 2019, the amounts received in Qnergy Ltd. were transferred from Qnergy Ltd. to the Company against issuance of capital notes of the Company to Qnergy Ltd. On December 31, 2019, $4,000 of the Shareholders’ Convertible Loans were assigned from Qnergy Ltd. to the Company, as repayment of capital notes issued to Qnergy Ltd., as described in Note 11d. Since the Company and Qnergy Ltd. are under common control (as mention in Note 1a), the Company has recognized the Shareholders’ convertible loan in its financial statements at inception.

According to the Shareholders’ Convertible Loans agreements, the Shareholders’ Convertible Loans shall be converted into the Company’s most senior class of shares at the occurrence of certain events, such as a Merger and Acquisition (“M&A) transaction, an IPO or an additional financing round, in which case the Shareholders’ Convertible Loans shall be converted into shares of the Company of the same class and series (with the same rights’ preferences and privileges) as shall be issued in the qualified financing round.

b.	Shareholders’ Convertible loans: (Cont.)

In the event of conversion upon M&A transaction or an IPO, the price per share at the conversion of Shareholders’ Convertible Loans to the Company’s shares shall reflect a 15% discount from the price per share of the Company, as set forth in the Shareholders’ Convertible Loans agreements. The Shareholders’ Convertible Loans have no maturity date and do not bear any interest.

The Shareholders’ Convertible Loans were recorded as financial liabilities. The conversion features provide to the Shareholders’ Convertible Loans holders the right to receive a variable number of the most senior class of shares at a value which is based on a fixed monetary amount. The conversion feature was bifurcated and accounted for as an embedded derivative measured initially and subsequently at fair value with changes in fair value recorded as finance expenses (income). The bifurcated embedded derivative is presented in the balance sheet on a combined basis with the related host contract.

The Company allocated the proceeds from the Shareholders’ Convertible Loans between the convertible loans and the embedded derivative feature based on its fair value at the issuance date, and the remaining amount (i.e., the proceeds allocated to the Shareholders’ Convertible Loans less the fair value of the embedded derivative feature) was attributed to the Shareholders’ Convertible Loans.

As of December 31, 2019, the Company applied a probability assessment of the occurrence of any of the specified conversion events and measured the fair value of the conversion option at the value of the conversion discount. As of December 31, 2019, the fair value of the convertible component was $703, using the following assumptions:

Expected time to conversion (years)	0.25
Risk free interest rate (%)	1.55%

The following table sets forth the changes in the conversion option and debt component of the shareholders’ convertible loan:

	Conversion option	Debt component

Balance as of January 1, 2019	$160	$865
Additions during the year	505	2,495
financial expenses	38	477

Balance as of December 31, 2019	703	3,837
financial expenses	3	163
Conversion of shareholders’ loan into preferred shares	(706)	(4,000)

Balance as of December 31, 2020	$-	$-

As part of the financing round as described in Note 11, the Shareholders’ Convertible Loans in the total amount of $4,000 were converted into the Company’s series B-1 preferred shares.